Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Components of the Benefit of (Provision for) Income Taxes

Significant components of the benefit of (provision for) income taxes are as follows:

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Current	(135,968)	(140,037)	(6,014,447)	(836,688)
Deferred	3,758,877	2,666,910	(547,502)	(76,165)
Income tax credit	3,622,909	2,526,873	(6,561,949)	(912,853)

Schedule of Reconciles China Statutory Rates to the Company’s Effective Tax Rate

The following table reconciles China statutory rates to the Company’s effective tax rate:

	For the	For the	For the
	year ended	year ended	year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate in China	(2.6)%	(20.0)%	(6.9)%
Tax rate difference outside China (1)	(18.0)%	(16.8)%	(10.7)%
Change in valuation allowance	(9.9)%	(5.0)%	(3.9)%
Tax effect of true up to tax return	-%	-%	0.4%
Additional R&D deduction in China	(0.3)%	-%	-%
Permanent difference	6.8%	17.2%	2.0%
Effective tax rate	1.0%	0.4%	6.0%

(1)	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.

Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets were as follows:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	USD
Deferred tax assets:
Allowance for expected credit loss	987,848	440,346	61,258
Net operating loss carryforward	19,352,270	-	-
Less: valuation allowance	(19,352,270)	-	-
Deferred tax assets, net	987,848	440,346	61,258

Schedule of Taxes Payable

Taxes payable consisted of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	USD
VAT taxes payable	396,457	514,344	71,552
Income taxes payable	5,024,623	10,133,811	1,409,745
Other taxes payable	2,009,768	4,214,654	586,313
Total	7,430,848	14,862,809	2,067,610